LAW OFFICES
THOMPSON, WELCH, SOROKO & GILBERT LLP
3950 CIVIC CENTER DRIVE, SUITE 300
SAN RAFAEL, CA  94903
(415) 448-5000

RICHARD S. SOROKO	FACSIMILE
(415) 448-5010
email: rsoroko@TWSGLAW.com

SAN FRANCISCO OFFICE
(415) 262-1200

August 30, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Asterias Biotherapeutics, Inc. Amendment No. 3 to Registration Statement on Form S-1 File No. 333-187706

Ladies/Gentlemen:

This letter accompanies Amendment No. 3 to Registration Statement on Form S-3 (333-187706) filed by Asterias Biotherapeutics, Inc.  This amendment includes revisions made in response to comments from the staff and updates of other information.

Please direct all correspondence and communications with respect to the Registration Statement to the undersigned.

Very truly yours,

s/Richard S. Soroko
Richard S. Soroko